Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 28, 2016
Prospectus Date	Oct. 28, 2016
CRM SMALL CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRISX
CRM SMALL CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMSX
CRM SMALL/MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIAX
CRM SMALL/MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMAX
CRM SMALL/MID CAP VALUE FUND | Advisor Shares
Prospectus:
Trading Symbol	CRAAX
CRM MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIMX
CRM MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMMX
CRM LARGE CAP OPPORTUNITY FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIGX
CRM LARGE CAP OPPORTUNITY FUND | INVESTOR
Prospectus:
Trading Symbol	CRMGX
CRM LARGE CAP OPPORTUNITY FUND | Advisor Shares
Prospectus:
Trading Symbol	CRAGX
CRM All Cap Value Fund | Investor Shares
Prospectus:
Trading Symbol	CRMEX
CRM All Cap Value Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIEX
CRM All Cap Value Fund | Advisor Shares
Prospectus:
Trading Symbol	CRAEX
CRM International Opportunity Fund | Investor Shares
Prospectus:
Trading Symbol	CRMIX
CRM International Opportunity Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIIX